Consolidated Statements Of Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Other Comprehensive Income/(Loss) [Abstract]
Net income/(loss)		$ 234,046,000	$ 38,369,000	$ (15,352,000)
Other comprehensive income/(loss), net of tax:
Fair value adjustments on securities available-for-sale arising during the period, Net of Tax of $18.1 million for 2014, $(41.9) million for 2013 and $(7.4) million for 2012		29,822,000	(66,768,000)	(11,619,000)
Reclassification adjustment for (gain)/loss on securities available-for-sale included in Net income/(loss), Net of tax of $.2 million for 2013 and $(.1) million for 2012		0	277,000	(200,000)
Fair value adjustments on securities available-for-sale		29,822,000	(66,491,000)	(11,819,000)
Net actuarial gain/(loss) arising during the period, Net of tax of $(44.8) million for 2014, $31.4 million for 2013 and $(17.9) million for 2012		(71,173,000)	50,064,000	(27,204,000)
Prior service credit/(cost) arising during the period, Net of tax of $4.1 million for 2013		0	6,563,000	0
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Net of tax of $2.0 million for 2014, $3.9 million for 2013 and $15.0 millon for 2012		3,114,000	6,198,000	22,836,000
Total pension and post retirement plans		(68,059,000)	62,825,000	(4,368,000)
Other comprehensive income/(loss)	[1]	(38,237,000)	(3,666,000)	(16,187,000)
Comprehensive income/(loss)		195,809,000	34,703,000	(31,539,000)
Comprehensive income attributable to noncontrolling interest		11,527,000	11,465,000	11,464,000
Comprehensive income/(loss) attributable to controlling interest		$ 184,282,000	$ 23,238,000	$ (43,003,000)

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiar ies , all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.